[GRAPHIC OMITTED]

                                                     PAX WORLD
                                                     ETHICAL INVESTING

                                                     [GRAPHIC OMITTED]
                                                    Semi-Annual Report

                                                     PAX World
                                                     Money Market Fund

                                                     31 JULY 2002

Investment Adviser
Pax World Management Corp.
222 State Street
Portsmouth, NH  03801-3853

Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
P.O. Box 8950
Wilmington, DE 19899-8950

Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020

Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 8930
Wilmington, DE 19899-8930

PAX WORLD                                                       600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200

Dear Shareholder:

We are pleased to present the semi-annual report of the Pax World Money Market Fund, Inc. for the period February 1, 2002 through July 31, 2002.

The Fund had net assets of $292,487,983 and 2,744 active shareholders as of July 31, 2002.

Thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,

/s/Thomas W. Grant       /s/Laurence A. Shadek              /s/Steven W. Duff
Thomas W. Grant          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                             Statement of Net Assets (unaudited)
                                                                   July 31, 2002
PAX WORLD Money Market Fund, Inc.

FACE                                                  MATURITY           VALUE
AMOUNT                                                    DATE  YIELD   (NOTE 1)
--------------------------------------------------------------------------------
COMMERCIAL PAPER: 42.52%
 $ 13,000,000  Apreco Inc. ........................   08/15/02  1.82% $ 12,990,849
   10,000,000  Delaware Funding Corporation........   08/26/02  1.75     9,987,847
   13,000,000  Enterprise Funding Corporation......   08/30/02  1.76    12,981,569
    3,000,000  Fountain Square Commercial Funding     08/08/02  1.79     2,998,956
    8,000,000  Fountain Square Commercial Funding     10/15/02  1.81     7,970,000
   12,000,000  Glaxosmithkline Finance ............   08/07/02  1.78    11,996,460
   13,000,000  Greyhawk Funding....................   09/11/02  1.84    12,972,906
   10,000,000  Market Street Funding...............   08/28/02  1.76     9,986,800
    4,580,000  Private Export Funding Corporation..   09/25/02  1.81     4,567,405
    8,000,000  Private Export Funding Corporation..   01/08/03  1.77     7,937,778
   12,000,000  Special Purpose Accounts Receivable.   08/22/02  1.80    11,987,470
    8,000,000  Yale University ....................   08/08/02  1.78     7,997,247
   10,000,000  Yorkshire Building Society .........   09/24/02  1.78     9,973,450
 ------------                                                         ------------
  124,580,000  Total Commercial Paper                                  124,348,737
 ------------                                                         ------------

DOMESTIC CERTIFICATES OF DEPOSIT: 3.42%
 $  5,000,000  Harris Trust & Savings Bank.........   10/04/02  2.10% $  5,003,937
    5,000,000  Harris Trust & Savings Bank.........   11/01/02  2.21     4,999,875
 ------------                                                         ------------
   10,000,000  Total Domestic Certificates of Deposit                   10,003,812
 ------------                                                         ------------

FOREIGN COMMERCIAL PAPER: 4.74%
 $ 14,000,000  Alliance & Leicester PLC............   01/29/03  1.79% $ 13,875,411
 ------------                                                         ------------
   14,000,000  Total Foreign Commercial Paper                           13,875,411
 ------------                                                         ------------

LOAN PARTICIPATION: 2.39%
 $  7,000,000  Equitable Life Assurance Society
               With J.P. Morgan Chase (a)..........   03/20/03  1.89% $  7,000,000
 ------------                                                         ------------
    7,000,000  Total Loan Participation                                  7,000,000
 ------------                                                         ------------

REPURCHASE AGREEMENT, OVERNIGHT: 17.95%
 $ 52,500,000  J.P. Morgan Securities Inc., Repurchase
               proceeds at maturity $52,502,669 (Collateralized
               by $51,558,000, FNMA, 5.000% to 7.375%,
               Due 05/15/03 to 07/15/32,
               value $53,551,398)..................   08/01/02  1.83% $ 52,500,000
 ------------                                                         ------------
   52,500,000  Total Repurchase Agreement, Overnight                    52,500,000
 ------------                                                         ------------



   The accompanying notes are an integral part of these financial statements.

                                   Statement of Net Assets (unaudited) continued
                                                                   July 31, 2002
PAX WORLD Money Market Fund, Inc.

FACE                                                  MATURITY           VALUE
AMOUNT                                                    DATE  YIELD   (NOTE 1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES: 19.97%
  $ 3,745,000  Federal Farm Credit Bank ............  10/28/02  2.20% $  3,782,132
    4,500,000  Federal Home Loan Bank...............  10/18/02  1.74     4,483,425
    5,000,000  Federal Home Loan Bank...............  11/15/02  2.50     5,054,897
    5,000,000  Federal Home Loan Bank...............  02/06/03  1.85     5,000,000
   10,000,000  Federal Home Loan Bank...............  04/08/03  2.00    10,038,870
    5,000,000  Federal Home Loan Bank...............  05/16/03  2.44     4,904,800
    2,090,000  Federal Home Loan Mortgage
               Corporation..........................  10/15/02  2.20     2,107,010
    6,209,000  Federal Home Loan Mortgage
               Corporation..........................  01/02/03  2.30     6,149,238
    5,000,000  Federal National Mortgage Association  08/15/02  3.68     5,005,702
    7,000,000  Federal National Mortgage Association  05/30/03  2.12     6,878,445
    5,000,000  Student Loan Marketing Association...  07/02/03  2.54     5,002,466
  -----------                                                         ------------
   58,544,000  Total U.S. Government Agencies                           58,406,985
  -----------                                                         ------------

VARIABLE RATE DEMAND INSTRUMENTS: (b) 8.74%
  $ 1,930,000  G & L Land Management
               LOC Fifth Third Bank.................  12/01/17  2.00% $  1,930,000
    3,730,000  Jake Sweeney Automotive, Inc.
               LOC Firstar Bank.....................  04/01/10  2.00     3,730,000
    5,145,000  Mobile, Al Springhill Medical Clinic Board RB
               (Springhill Medical Complex)
               LOC Amsouth Bank, N.A................  09/01/11  1.85     5,145,000
    3,175,000  Oak Crest Homes Inc.
               LOC First of America.................  11/01/26  2.05     3,175,000
    3,545,000  SDR Capital, L.L.C.
               LOC First Michigan Bank..............  10/01/26  2.10     3,545,000
    5,000,000  State of Texas Veterans' Hospital....  12/01/09  1.80     5,000,000


   The accompanying notes are an integral part of these financial statements.

                                   Statement of Net Assets (unaudited) continued
                                                                   July 31, 2002
PAX WORLD Money Market Fund, Inc.

FACE                                                   MATURITY           VALUE
AMOUNT                                                     DATE  YIELD   (NOTE 1)
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND INSTRUMENTS: (b) (continued)
  $ 3,035,000  Weller Irrevocable Trust #2 - Series 1998
               LOC First Union National Bank.........  09/01/13  1.85%  $  3,035,000
  -----------                                                           ------------
   25,560,000  Total Variable Rate Demand Instruments                     25,560,000
  -----------                                                           ------------
               Total Investments (99.73%) (Cost $291,694,945+)           291,694,945
               Cash and Other Assets, Net of Liabilities (0.27%)             793,038
                                                                        ------------
               Net Assets (100.00%)                                     $292,487,983
                                                                        ============
               Net Asset Value, Offering And Redemption Price Per Share:
               Individual Investor Class,
                  21,998,948 Shares Outstanding (Note 3)                $       1.00
                                                                        ============
               Institutional Class,
                  238,097,241 Shares Outstanding (Note 3)               $       1.00
                                                                        ============
               Broker Service Class,
                  19,629,567 Shares Outstanding (Note 3)                $       1.00
                                                                        ============
               MMA Praxis Class,
                  12,762,379 Shares Outstanding (Note 3)                $       1.00
                                                                        ============

+    Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) The interest rate is adjusted quarterly based upon 3-month LIBOR plus 5 basis points.

(b) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY NOTES:
FNMA    =  Federal National Mortgage Association
LOC     =  Letter of Credit
RB      =  Revenue Bond


   The accompanying notes are an integral part of these financial statements.
                                        4

                                             Statement of Operations (unaudited)
                                                  Six Months Ended July 31, 2002
PAX WORLD Money Market Fund, Inc.

Investment income
   Income:
     Interest..................................................  $   2,647,516
                                                                 -------------
   Expenses: (Note 2)
     Advisory fee..............................................        198,801
     Administrative services fee...............................        132,534
     Shareholder servicing fee (Individual Investor Class).....         25,061
     Shareholder servicing fee (Broker Service Class)..........         25,130
     Shareholder servicing fee (MMA Praxis Class)..............         16,277
     Custodian expenses........................................         10,985
     Shareholder servicing and related shareholder expenses+...        105,734
     Legal fees, compliance and filing fees....................         49,757
     Audit and accounting......................................         60,824
     Directors' fees...........................................          4,639
     Amortization of organization costs........................         10,647
     Other.....................................................          4,004
                                                                 -------------
        Total expenses.........................................        644,393
        Less:
        Expenses paid indirectly (Note 2)......................         (3,708)
        Fees waived (Note 2)...................................        (58,222)
        Expenses reimbursed (Note 2)...........................        (32,018)
                                                                 -------------
     Net expenses .............................................        550,445
                                                                 -------------
   Net investment income.......................................      2,097,071
Realized gain (loss) on investments
   Net realized gain (loss) on investments.....................           (152)
                                                                 -------------
   Increase in net assets from operations......................  $   2,096,919
                                                                 =============

+ Includes Class specific transfer agency expenses of $34,024, $21,189, $22,115 and $6,512 for Individual Investor Class, Institutional Class, Broker Service Class and MMA Praxis Class, respectively.



   The accompanying notes are an integral part of these financial statements.

                                             Statements of Changes in Net Assets
                                                                   July 31, 2002
PAX WORLD Money Market Fund, Inc.


                                              Six Months
                                                 Ended               Year
                                             July 31, 2002           Ended
                                              (Unaudited)      January 31, 2002
                                               ---------       ----------------
Increase (decrease) in net assets
Operations:
   Net investment income.................    $  2,097,071        $  7,458,172
   Net realized gain (loss) on investments           (152)             (1,170)
                                             ------------        ------------
   Increase in net assets from operations       2,096,919           7,457,002

Dividends to shareholders from:
Net investment income:
   Individual Investor Class.............        (140,138)           (614,442)
   Institutional Class...................      (1,745,369)         (5,929,065)
   Broker Service Class..................        (120,492)           (515,182)
   MMA Praxis Class......................         (91,072)           (398,313)

Net realized gain on investments:
   Individual Investor Class.............             -0-                 -0-
   Institutional Class...................             -0-                 -0-
   Broker Service Class..................             -0-                 -0-
   MMA Praxis Class......................             -0-                 -0-

Capital share transactions (Note 3):
   Individual Investor Class.............       2,021,702           3,561,545
   Institutional Class...................      37,444,674          40,279,140
   Broker Service Class..................         331,515          15,269,617
   MMA Praxis Class......................   (     332,332)          2,931,125
                                             ------------         -----------
   Total increase (decrease).............      39,465,407          62,041,427

Net assets:
   Beginning of period...................     253,022,576         190,981,149
                                             ------------         -----------
   End of period.........................    $292,487,983        $253,022,576
                                             ============        ============

Undistributed net investment income......    $      1,170        $      1,170
                                             ============        ============

   The accompanying notes are an integral part of these financial statements.
                                        6

                                       Notes to Financial Statements (unaudited)
                                                                   July 31, 2002
PAX WORLD Money Market Fund, Inc.



1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. (the "Fund") is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the
Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, the Broker Service Class and the MMA Praxis Class
shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shareholders for which they receive compensation from Pax World Management Corp. (the "Advisor"), Reich & Tang Asset Management, LLC (the "Sub-Advisor"), or Reich & Tang Distributors, Inc. ("the Distributor"). The Institutional Class shares are not subject to a service fee and either are sold directly to institutional investors or are sold through financial intermediaries that do not receive compensation from the Advisor, Sub-Advisor or the Distributor. The Broker Service Class shares are subject to an additional sub-transfer agent accounting fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:


a) Valuation of Securities
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2002
PAX WORLD Money Market Fund, Inc.



1. SUMMARY OF ACCOUNTING POLICIES, continued

b) Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income are taxable to shareholders as ordinary income.

c) Dividends and Distributions
Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

d) Organization Costs
Organization costs are being deferred and amortized on a straight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

e) Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) General
Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2002
PAX WORLD Money Market Fund, Inc.


2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of .15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management, LLC (the "Sub-Advisor"), the Advisor will pay the Sub-Advisor an annual management fee of .075% of the Fund's average daily net assets from its advisory fee.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of .10% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a service fee equal to .25% per annum of the average daily net assets with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares.

During the period ended July 31, 2002, the Advisor voluntarily waived advisory fees of $53,013. The Distributor voluntarily waived shareholder servicing fees of $5,209 for the MMA Praxis Class. In addition, although not required to do so, the Advisor has agreed to reimburse class specific expenses amounting to $32,018 for the Individual Investor Class.

Fees are paid to Directors who are unaffiliated with the Advisor on the basis of $2,000 per annum plus $250 per meeting attended.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $43,458 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as shareholder servicing agent for the Broker Service Class and the Institutional Class. Also included under the same caption are expense offsets of $2,798.

Included in the statement of operations under the caption "Custodian expenses" are expense offsets of $910.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2002
PAX WORLD Money Market Fund, Inc.


3. CAPITAL STOCK

At July 31, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to 292,488,135. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Six Months           Year
                                                  Ended              Ended
                                              July 31, 2002    January 31, 2002
                                              -------------    ----------------
INDIVIDUAL INVESTOR CLASS
-------------------------
Sold.................................            9,889,965         21,802,319
Issued on reinvestment of dividends..              139,555            609,502
Redeemed.............................           (8,007,818)       (18,850,276)
                                              ------------       ------------
Net increase (decrease)..............            2,021,702          3,561,545
                                              ============       ============

INSTITUTIONAL CLASS
-------------------
Sold.................................          539,778,959        569,453,039
Issued on reinvestment of dividends..            1,417,438          4,596,479
Redeemed.............................         (503,751,723)      (533,770,378)
                                              ------------       ------------

Net increase (decrease)..............           37,444,674         40,279,140
                                              ============       ============

BROKER SERVICE CLASS
--------------------
Sold.................................            9,932,323         34,423,685
Issued on reinvestment of dividends..              121,087            514,242
Redeemed.............................           (9,721,895)       (19,668,310)
                                              ------------       ------------
Net increase (decrease)..............              331,515         15,269,617
                                              ============       ============


MMA PRAXIS CLASS
----------------
Sold.................................            2,357,259         10,289,207
Issued on reinvestment of dividends..               91,072            378,630
Redeemed.............................           (2,780,663)      (  7,736,712)
                                              --=---------       ------------
Net increase (decrease)..............             (332,332)         2,931,125
                                              ============       ============

4. SALES OF SECURITIES

Accumulated  undistributed  realized losses at July 31, 2002 amounted to $1,322.
This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire January 31, 2010.


                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2002
PAX WORLD Money Market Fund, Inc.



5. FINANCIAL HIGHLIGHTS

                                                            INDIVIDUAL
                                                           INVESTOR CLASS
                                    ----------------------------------------------------------
                                                             Year
                                                            Ended               May 27, 1998
                                     Six Months          January 31,           (Commencement
                                       Ended     ----------------------------   of Sales) to
                                   July 31, 2002  2002       2001       2000  January 31, 1999
                                   ------------- ------     ------     ------ ----------------
Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period............    $1.00      $1.00      $1.00      $1.00       $1.00
                                      ------     ------     ------     ------      ------

Income from investment operations:
   Net investment income..........     0.007      0.033      0.058     0.046        0.032

Less distributions:
   Dividends from net
     investment income............    (0.007)    (0.033)    (0.058)    (0.046)     (0.032)
                                      ------     ------     ------     ------      ------

Net asset value, end of period....    $1.00      $1.00      $1.00      $1.00       $1.00
                                      ======     ======     ======     ======      ======

----------------------------------------------------------------------------------------------
Total Return......................     0.70%(a)   3.37%      5.99%      4.74%       3.27%(a)
----------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)       $21,999    $19,977    $16,416    $13,628     $5,495

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (b).....     0.60%(c)   0.60%      0.60%      0.60%       0.60%(c)

   Net investment income..........     1.40%(c)   3.26%      5.86%      4.74%       4.59%(c)

   Advisory and administrative
       services fees waived.......     0.04%(c)   0.04%      0.09%      0.14%       0.25%(c)

   Expenses reimbursed............     0.32%(c)   0.34%      0.37%      0.54%       0.00%

   Expenses paid indirectly.......     0.00%      0.00%      0.00%      0.00%       0.00%

(a)  Not annualized
(b)  Includes expense offsets
(c)  Annualized

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2002
PAX WORLD Money Market Fund, Inc.



5. FINANCIAL HIGHLIGHTS, continued

                                                           INSTITUTIONAL
                                                              CLASS
                                    -----------------------------------------------------------
                                                             Year
                                                            Ended                May 27, 1998
                                     Six Months          January 31,            (Commencement
                                       Ended     -----------------------------   of Sales) to
                                   July 31, 2002  2002       2001       2000   January 31, 1999
                                   ------------- ------     -------    ------- ----------------
Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period............    $1.00      $1.00      $ 1.00     $ 1.00      $ 1.00
                                      ------     ------     -------    -------     -------

Income from investment operations:
   Net investment income..........     0.008     0.036        0.061      0.049       0.034

Less distributions:
   Dividends from net
     investment income............    (0.008)    (0.036)     (0.061)    (0.049)     (0.034)
                                      -------    ------     -------    -------     -------

Net asset value, end of period....    $1.00      $1.00      $ 1.00     $ 1.00      $ 1.00
                                      ======     ======     ======     =======     =======

-----------------------------------------------------------------------------------------------
Total Return......................     0.82%(a)   3.63%       6.26%      5.00%       3.45%(a)
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)...    $238,097   $200,653   $160,373   $122,213    $119,309

Ratios to average net assets:
   Expenses (net of fees waived)(b)    0.35%(c)   0.35%       0.35%      0.35%       0.35%(c)

   Net investment income..........     1.65%(c)   3.54%       6.09%      4.89%       4.90%(c)

   Advisory and administrative
       services fees waived.......     0.04%(c)   0.04%       0.09%      0.14%       0.25%(c)

   Expenses paid indirectly.......     0.00%      0.00%       0.00%      0.00%       0.00%


(a)  Not annualized
(b)  Includes expense offsets
(c)  Annualized

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2002

PAX WORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS continued

                                                            BROKER
                                                         SERVICE CLASS
                                    -----------------------------------------------------------
                                                             Year
                                                            Ended              January 13, 1999
                                     Six Months          January 31,            (Commencement
                                       Ended     -----------------------------   of Sales) to
                                   July 31, 2002  2002       2001       2000   January 31, 1999
                                   ------------- ------     -------    ------- ----------------
Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period............    $1.00      $1.00      $ 1.00     $ 1.00      $ 1.00
                                      ------     ------     -------    -------     -------

Income from investment operations:
   Net investment income..........     0.006      0.031       0.056      0.044       0.002

Less distributions:
   Dividends from net
     investment income............    (0.006)    (0.031)     (0.056)    (0.044)     (0.002)
                                      ------     ------     -------    -------     -------

Net asset value, end of period....    $1.00      $1.00      $ 1.00     $ 1.00      $ 1.00
                                      ======     ======     =======    =======     =======

-----------------------------------------------------------------------------------------------
Total Return......................     0.60%(a)   3.16%       5.78%      4.53%       0.22%(a)
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)...    $19,630    $19,298    $4,028     $1,185      $  70

Ratios to average net assets:
   Expenses (net of fees waived)(b)    0.80%(c)   0.80%       0.80%      0.80%       0.80%(c)

   Net investment income..........     1.20%(c)   2.91%       5.71%      4.51%       4.16%(c)

   Advisory and administrative
       services fees waived.......     0.04%(c)   0.04%       0.09%      0.14%       0.25%(c)

   Expenses paid indirectly.......     0.00%      0.00%       0.00%      0.00%       0.00%



(a)  Not annualized
(b)  Includes expense offsets
(c)  Annualized

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2002

PAX WORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS continued

                                                               MMA PRAXIS
                                                                  CLASS
                                        ---------------------------------------------------------
                                                                  Year
                                                                 Ended           October 12, 1999
                                          Six Months          January 31,          (Commencement
                                            Ended       -----------------------    of Sales) to
                                        July 31, 2002    2002            2001    January 31, 2000
                                        -------------   --------       --------  ----------------
Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period............         $  1.00      $  1.00        $ 1.00        $ 1.00
                                           --------     --------       --------      -------

Income from investment operations:
   Net investment income..........            0.007        0.033         0.058         0.016

Less distributions:
   Dividends from net
     investment income............           (0.007)      (0.033)        (0.058)      (0.016)
                                           --------     --------       --------      -------
Net asset value, end of period....         $  1.00      $  1.00        $  1.00       $ 1.00
                                           ========     ========       ========      =======

-----------------------------------------------------------------------------------------------
Total Return......................            0.70%(a)     3.37%          5.99%        1.58%(a)
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)...         $12,762      $ 13,095       $ 10,164      $ 4,131

Ratios to average net assets:
   Expenses (net of fees waived and
     expense reimbursed) (b)......            0.60%(c)     0.60%          0.60%        0.60%(c)

   Net investment income..........            1.40%(c)     3.24%          5.90%        5.21%(c)

   Advisory, administrative services and
      shareholder servicing fees waived       0.12%(c)     0.12%          0.31%        0.39%(c)

   Expenses reimbursed............            0.00%        0.00%          0.00%        1.21%(c)

   Expenses paid indirectly.......            0.00%        0.00%          0.00%        0.00%


(a)  Not annualized
(b)  Includes expense offsets
(c)  Annualized

                                                          Additional Information
                                                                     (Unaudited)

PAX WORLD Money Market Fund, Inc.



                       Directors and Officers Information
                                 July 31, 2002+
---------------- ----------- ----------- ------------------- ---------------- --------------
      Name,      Position(s)   Term of        Principal         Number of          Other
    Address*,    Held with     Office       Occupation(s)     Portfolios in    Directorships
    and Age        Fund          and         During Past      Fund Complex        held by
                              Length of        5 Years         Overseen by       Director
                                Time                           Director or
                               Served                           Officer
---------------- ----------- ----------- ------------------- ---------------- --------------
Disinterested Directors:
---------------- ----------- ----------- ------------------- ---------------- --------------
Dr. W. Giles      Director      1998     Professor of        Director/Trustee      N/A
Mellon,                                  Business            of eleven
Age 71                                   Administration in   other
                                         the Graduate        portfolios
                                         School of
                                         Management,
                                         Rutgers
                                         University with
                                         which he has been
                                         associated with
                                         since 1966.
---------------- ----------- ----------- ------------------- ---------------- --------------
Robert           Director       1998     Owner, Straniere    Director/Trust     WPG Funds
Straniere, Esq.,                         Law Firm since      of eleven            Group
Age 61                                   1980 and counsel    other
                                         at Fisher, Fisher   portfolios
                                         & Berger since
                                         1995.
---------------- ----------- ----------- ------------------- ---------------- --------------
Dr. Yung Wong,   Director       1998     Managing Director   Director/Trustee      N/A
Age 63                                   of Abacus           of eleven
                                         Associates, an      other
                                         investment firm,    portfolios
                                         since 1996.
---------------- ----------- ----------- ------------------- ---------------- --------------

+ The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above directors of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

                                                                     (Unaudited)
PAX WORLD Money Market Fund, Inc.

                       Directors and Officers Information
                                 July 31, 2002+
----------------- ----------- ---------- ------------------- ---------------- --------------
      Name,      Position(s)   Term of        Principal         Number of          Other
    Address*,    Held with     Office       Occupation(s)     Portfolios in    Directorships
    and Age        Fund          and         During Past      Fund Complex        held by
                              Length of       5 Years         Overseen by       Director
                                Time                            Director or
                               Served                            Officer
----------------- ----------- ---------- ------------------- ---------------- --------------
Interested Director/Officers:
----------------- ----------- ---------- ------------------- ---------------- --------------
Steven W. Duff,   Director**   1997      Manager and         Director/Trustee      N/A
Age 48                                   President of        and/or
                                         Reich & Tang        Officer of
                                         Asset Management,   sixteen other
                                         LLC ("RTAM, LLC"),  portfolios
                                         a registered
                                         Investment Advisor.
                                         Associated with
                                         RTAM, LLC since
                                         1994.
----------------- ----------- ---------- ------------------- ---------------- --------------
Richard De        Treasurer    1998      Executive Vice      Officer of            N/A
Sanctis,          and                    President, CFO of   sixteen other
Age 45            Asst.                  RTAM, LLC.          portfolios
                  Secretary              Associates with
                                         RTAM, LLC since
                                         1990.
----------------- ----------- ---------- ------------------- ---------------- --------------
Molly             Vice         2002      Senior Vice         Officer of            N/A
Flewharty,        President              President of RTAM,  sixteen
Age 51                                   LLC. Associated     other
                                         with RTAM, LLC      portfolios
                                         since 1977.
----------------- ----------- ---------- ------------------- ---------------- --------------
Thomas W. Grant,  President    1998      Pres. of Pax World  No other         Vice Chairman
14 Wall Street,                          Management Corp.    portfolios       of the Board
New York, NY                             since 1996 and                       and Pres. of
10005,                                   Pres. of H.G.                        Pax World
Age 61                                   Wellington & Co.,                    Balanced Fund,
                                         Inc. since 1991.                     Inc. and Pres.
                                                                              and Dir. of
                                                                              Pax World
                                                                              Growth Fund,
                                                                              Inc. and Pax
                                                                              World High
                                                                              Yield Fund,
                                                                              Inc.
----------------- ----------- ---------- ------------------- ---------------- --------------
Rosanne           Secretary    1999      Senior Vice         Officer of            N/A
Holtzer,          and                    President of        sixteen
Age 38            Asst.                  RTAM, LLC.          other
                  Treasurer              Associated with     portfolios
                                         RTAM, LLC since
                                         1986.
----------------- ----------- ---------- ------------------- ---------------- --------------
Laurence A.       Executive    1998      Chairman of the     No other         Chairman
Shadek, 14 Wall   Vice                   Board of Pax        portfolios       of the
Street,           President              World Management                     Board of
New York, NY                             Corp. since 1996                     Pax World
10005,                                   and Executive                        Balanced Fund,
Age 52                                   Vice-Pres. of                        Inc., Pax
                                         H.G. Wellington &                    World Growth
                                         Co., Inc. since                      Fund, Inc.
                                         1986.                                and Pax World
                                                                              High Yield
                                                                              Fund, Inc.
----------------- ----------- ---------- ------------------- ---------------- --------------

+ The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* With the exception of Mr. Grant and Mr. Shadek, the address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment sub-advisor.

                        PAX WORLD Money Market Fund, Inc.
                           A Socially Responsible Fund


The Pax World Money Market Fund seeks to maximize current income while maintaining both liquidity and a stable share price. The Fund is designed to meet the short-term investment needs of socially responsible investors.

A Socially Screened Portfolio
The Fund invests only in institutions whose goods and services are essentially non-military and improve the quality of life, including health care, housing and education.

No Loads or Transaction Fees
Investors can purchase and redeem shares at their own convenience.

Low Initial Minimum and Free Check Writing
Investors may open an account for only $250 and enjoy free check writing privileges ($250 per check minimum).

Full Range of Services
With your Pax World account, you'll have online 24-hour access to:
o        check account balances
o        purchase, redeem or transfer fund shares
o        exchange shares between mutual funds in Pax World Funds
You will also have the opportunity to invest automatically each month or quarter from your savings or checking account.

For more complete informat ion, including charges and expenses, please call for a prospectus which should be read carefully before investing.

PAX WORLD
ETHICAL INVESTING






PAX World
222 State Street
Portsmouth, NH 03801
[GRAPHIC OMITTED] 800.767.1729
web www.paxfund.com
email info@paxfund.com



For general fund information:
[GRAPHIC OMITTED] 800.767.1729

For shareholder account information:
[GRAPHIC OMITTED] 800.372.7827

For broker services:
[GRAPHIC OMITTED] 800.635.1404

Address all account inquiries to:
PAX World
P.O. Box 8930
Wilmington, DE 19899

[GRAPHIC OMITTED] printed in USA on recycled paper